Revenue - Summary of Segment Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue from the rendering of services	€ 1,530	€ 1,628	€ 3,192
License income		2,978	4,926
Total revenue	1,530	4,606	8,118
Revenue from external customers (geographical)
Total revenue	1,530	4,606	8,118
Total revenue	1,530	4,606	8,118
USA [member]
Disclosure of operating segments [line items]
Total revenue	1,530	4,606	7,350
Revenue from external customers (geographical)
Total revenue	1,530	4,606	7,350
Total revenue	€ 1,530	€ 4,606	7,350
Germany [member]
Disclosure of operating segments [line items]
Total revenue			487
Revenue from external customers (geographical)
Total revenue			487
Total revenue			487
Switzerland [member]
Disclosure of operating segments [line items]
Total revenue			281
Revenue from external customers (geographical)
Total revenue			281
Total revenue			€ 281